UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      February 17, 2004
     --------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   16
                                               -------------

Form 13F Information Table Value Total:          $108,500
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE




                                                  FORM 13F INFORMATION TABLE
                                                       VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS   x($1000)    PRN AMT  PRN  CALL  DISCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ----------- --------- --------   -------- --- ---- -------- --------- --------------------------
Berkshire Hathaway Inc Del      084670108     CL A       2443         29   SH         SOLE      NO          29
Berkshire Hathaway Inc Del      084670207     CL B        281        100   SH         SOLE      NO         100
Block H & R Inc                 093671105     COM       25241     455878   SH         SOLE      NO      455878
Central European Media Entrp    G20045202     CL A      29775    1721144   SH         SOLE      NO     1721144
Devry Inc Del                   251893103     COM        2814     112000   SH         SOLE      NO      112000
International Speedway Corp     460335201     CL A       2810      63238   SH         SOLE      NO       63238
Mohawk Inds Inc                 608190104     COM        9946     141000   SH         SOLE      NO      141000
Moodys Corp                     615369105     COM        6357     105000   SH         SOLE      NO      105000
Progressive Corp Ohio           743315103     COM       11201     134000   SH         SOLE      NO      134000
Scripps E W Co Ohio             811054204     CL A       5554      59000   SH         SOLE      NO       59000
Christopher & Banks             171046105     COM        4667     239000   SH         SOLE      NO      239000
Rennaisance Re Hldgs Ltd        G7496G103     COM         490      10000   SH         SOLE      NO       10000
Allegheny Energy Inc            017361106     COM         189     14,800   SH         SOLE      NO      14,800
Commerce Bancorp Inc NJ         200519106     COM         368       7000   SH         SOLE      NO        7000
Pegasus Communications Corp     705904605     CL A NEW   6037     215000   SH         SOLE      NO      215000
First Amrn Corp Calif           318522307     COM         327      11000   SH         SOLE      NO       11000
